FAIR VALUE MEASUREMENT (Details) - Schedule assets measured at fair value on a recurring basis - Cepton Technologies, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash equivalents:
Money market fund	$ 7,192,000	$ 9,275,000
Total cash equivalents	7,192,000
Short-term investments:
Commercial Paper	14,587,000
Corporate debt securities	13,810,000	6,343,000
Asset-backed Securities	3,661,000	1,103,000
Total short-term investments	32,058,000	13,041,000
Total assets measured at fair value	39,250,000
Level 1 [Member]
Cash equivalents:
Money market fund	7,192,000	9,275,000
Total cash equivalents	7,192,000
Short-term investments:
Commercial Paper
Corporate debt securities
Asset-backed Securities
Total short-term investments
Total assets measured at fair value	7,192,000
Level 2 [Member]
Cash equivalents:
Money market fund
Total cash equivalents
Short-term investments:
Commercial Paper	14,587,000
Corporate debt securities	13,810,000	6,343,000
Asset-backed Securities	3,661,000	1,103,000
Total short-term investments	32,058,000	13,041,000
Total assets measured at fair value	32,058,000
Level 3 [Member]
Cash equivalents:
Money market fund
Total cash equivalents
Short-term investments:
Commercial Paper
Corporate debt securities
Asset-backed Securities
Total short-term investments
Total assets measured at fair value